INCOME TAXES (Details 2) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate	$ 1,789,902
Effective income tax rate, Percentage	25.46%
Tax effect of non-deductible expenses	$ 429,497	$ 343,970
Tax effect of non-deductible expenses, Percentage	6.11%
Tax effect of R&D expenses deduction	$ (40,474)
Tax effect of R&D expenses deduction, Percentage	(0.58%)
Change in valuation allowance	$ (45,953)
Change in valuation allowance, Percentage	(0.65%)
P R C Statutory Income Tax [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate	$ 1,757,576
Effective income tax rate, Percentage	25.00%
H N T E Tax [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate	$ (671,143)
Effective income tax rate, Percentage	(9.55%)
Hongkong Statutory Tax Rate [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate	$ (180,306)
Effective income tax rate, Percentage	(2.56%)
Vietnam Statutory Tax Rate [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate	$ (8,828)
Effective income tax rate, Percentage	(0.13%)
Cayman Island Statutory Tax Rate [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate	$ 550,523
Effective income tax rate, Percentage	7.83%
Other Foreign Jurisdictions [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate	$ (990)
Effective income tax rate, Percentage	(0.01%)